Net loss per share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Net loss per share	Net loss per share
Basic loss earnings per share is computed by dividing the loss available to common stockholders by the weighted-average number of shares of Common Stock outstanding during the period. Diluted loss per share is computed by dividing loss available to common stockholders by the weighted-average number of shares of Common Stock outstanding during the period increased to include the number of additional shares of Common Stock that would have been outstanding if the potentially dilutive securities had been issued, using the treasury stock method.

	Year ended December 31, 2021	Year ended December 31, 2020
Net loss attributable to common stockholders	45,902,481	13,373,003
Weighted-average common shares outstanding – basic and diluted	73,850,822	38,875,643
Net loss per share attributable to common stockholders – basic and diluted	$0.62	$0.34
The Company’s potentially dilutive securities, which include stock options and warrants, have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted-average number of shares of Common Stock outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders is the same. The Company excluded the following potential shares of Common Stock, presented based on amounts outstanding at the year ended December 31, 2021, from the computation of diluted net loss per share attributable to common stockholders for the periods indicated because including them would have had an anti-dilutive effect:

	Year ended December 31, 2021	Year ended December 31, 2020
Options to purchase shares of Common Stock	3,825,751	2,364,010
Warrants to purchase shares of Common Stock	—	2,869,799
	3,825,751	5,233,809